Earnings (Loss) Per Share (Tables)	12 Months Ended
Mar. 31, 2025
Earnings per share [abstract]
Computation of Basic and Diluted Earnings (Loss) Per Share

The following is the reconciliation of the earnings or loss attributable to ordinary shareholders (including Class B shareholders) and weighted average number of ordinary shares (including Class B shares) used in the computation of basic and diluted earnings (loss) per share for the year ended March 31, 2023, 2024 and 2025:

	For the year ended March 31
Particulars	2023	2024	2025
Earnings (loss) attributable to ordinary shareholders (including Class B shareholders) used in computing basic earnings (loss) per share (A)	(11,321)	216,801	95,101
Interest expense and changes in carrying amount of convertible notes, net of tax	—	(10,857)	—
Earnings (loss) attributable to ordinary shareholders (including Class B shareholders) used in computing diluted earnings (loss) per share (B)	(11,321)	205,944	95,101
Weighted average number of ordinary shares (including Class B shares) outstanding used in computing basic earnings (loss) per share (C)	109,656,200	111,094,561	112,592,774
Dilutive effect of conversion of convertible notes	—	5,934,810	—
Dilutive effect of share based awards	—	1,206,485	1,945,409
Weighted average number of ordinary shares (including Class B shares) outstanding used in computing dilutive earnings (loss) per share (D)	109,656,200	118,235,856	114,538,183

Earnings (loss) per share (in USD)
Basic (A/C)	(0.10)	1.95	0.84
Diluted (B/D)	(0.10)	1.74	0.83